POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 11, 2012 TO THE
PROSPECTUS DATED AUGUST 31, 2011 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Cleantech(TM) Portfolio
PowerShares DWA Technical Leaders(TM) Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

Effective immediately, the ticker symbol for the PowerShares S&P 500® High Quality Portfolio is changed to SPHQ.

P-PS-PRO-4 SUP-5 061112

Please Retain This Supplement For Future Reference.

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 11, 2012 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2011

Effective immediately, the ticker symbol for the PowerShares S&P 500® High Quality Portfolio is changed to SPHQ.

P-PS-SAI SUP-4 061112

Please Retain This Supplement For Future Reference.